Leases - Maturities of operating lease liabilities (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Leases [Abstract]
2025	€ 3,630
2026	3,560
2027	3,560
2028	3,560
2029	3,560
2030 and thereafter	29,959
Total lease payments	47,829
Less: imputed interest	(9,396)
Operating lease	€ 38,433